Natural and environmental resources (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 COP ($)
Natural and environmental resources
Beginning Balance	$ 45,216,133
Ending Balance	46,744,552
Cost | Oil and gas investments
Natural and environmental resources
Beginning Balance	94,175,842
Additions/capitalizations	3,672,222
Abandonment cost update (Note 22)	0
Disposals	(28,120)
Disposals of exploratory assets and dry wells	0
Capitalized financial interests	142,741
Exchange differences capitalized	1,184
Foreign currency translation	2,440,712
Transfers/reclassifications	128,518
Ending Balance	100,533,099
Cost | Assets retirement obligations
Natural and environmental resources
Beginning Balance	10,146,543
Additions/capitalizations	576
Abandonment cost update (Note 22)	(48,746)
Disposals	0
Disposals of exploratory assets and dry wells	0
Capitalized financial interests	0
Exchange differences capitalized	0
Foreign currency translation	89,440
Transfers/reclassifications	(1,289)
Ending Balance	10,186,524
Cost | Exploration and evaluation
Natural and environmental resources
Beginning Balance	9,718,731
Additions/capitalizations	1,099,790
Abandonment cost update (Note 22)	0
Disposals	0
Disposals of exploratory assets and dry wells	(604,922)
Capitalized financial interests	37,396
Exchange differences capitalized	310
Foreign currency translation	1,703
Transfers/reclassifications	(311,068)
Ending Balance	9,941,940
Accumulated depreciation and impairment losses | Oil and gas investments
Natural and environmental resources
Beginning Balance	(63,009,839)
Disposals	6,683
Amortization expenses	3,393,971
Foreign currency translation	(1,281,774)
Transfers/reclassifications	(109,018)
Ending Balance	(67,787,919)
Accumulated depreciation and impairment losses | Assets retirement obligations
Natural and environmental resources
Beginning Balance	(5,478,111)
Disposals	0
Amortization expenses	428,289
Foreign currency translation	(43,301)
Transfers/reclassifications	(1,843)
Ending Balance	(5,951,544)
Accumulated depreciation and impairment losses | Exploration and evaluation
Natural and environmental resources
Beginning Balance	(337,033)
Disposals	0
Amortization expenses	0
Foreign currency translation	0
Transfers/reclassifications	159,485
Ending Balance	(177,548)
Natural and environmental resources
Natural and environmental resources
Beginning Balance	45,216,133
Ending Balance	46,744,552
Natural and environmental resources | Oil and gas investments
Natural and environmental resources
Beginning Balance	31,166,003
Ending Balance	32,745,180
Natural and environmental resources | Assets retirement obligations
Natural and environmental resources
Beginning Balance	4,668,432
Ending Balance	4,234,980
Natural and environmental resources | Exploration and evaluation
Natural and environmental resources
Beginning Balance	9,381,698
Ending Balance	9,764,392
Natural and environmental resources | Cost
Natural and environmental resources
Beginning Balance	114,041,116
Additions/capitalizations	4,772,588
Abandonment cost update (Note 22)	(48,746)
Disposals	(28,120)
Disposals of exploratory assets and dry wells	(604,922)
Capitalized financial interests	180,137
Exchange differences capitalized	1,494
Foreign currency translation	2,531,855
Transfers/reclassifications	(183,839)
Ending Balance	120,661,563
Natural and environmental resources | Accumulated depreciation and impairment losses
Natural and environmental resources
Beginning Balance	(68,824,983)
Disposals	6,683
Amortization expenses	3,822,260
Foreign currency translation	(1,325,075)
Transfers/reclassifications	48,624
Ending Balance	$ (73,917,011)